NOTE 6 – INTANGIBLE ASSETS (Tables)	9 Months Ended	12 Months Ended
	May 31, 2022	Aug. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
NOTE 6 - INTANGIBLE ASSETS
	May 31, 2022	August 31, 2021
Patent license right	$500,000	$500,000
Movie copyrights - Love over the world	853,333	853,333
Sitcom copyrights - Chujian	640,000	640,000
Movie copyrights - Huafeng	422,400	422,400
Movie copyrights - Our treasures	936,960	936,960
Movie copyrights - LuShang	256,000	—
Movie copyrights - QiQingKuaiChe	1,024,000	—
TV drama copyright – 15 episodes	190,000	—
Movie and TV series broadcast rights	2,439,840	2,439,840
NFT MMM platform	280,000	—
Total cost	7,542,533	5,792,533
Less: Accumulated amortization	(4,029,261)	(1,793,728)
Intangible asset, net	$3,513,272	$3,998,805

	August 31,	August 31,
	2021	2020
Patent	$500,000	$500,000
Movie copyrights - Love over the world	853,333	-
Sitcom copyrights - Chujian	640,000	-
Movie copyrights - Huafeng	422,400	-
Movie copyrights - Our treasures	936,960	-
Movie and TV series broadcast rights	2,439,840	-
Total cost	5,792,533	500,000
Less: Accumulated amortization	(1,793,728)	(325,000)
Intangible asset, net	$3,998,805	$175,000

NOTE 6 - INTANGIBLE ASSETS - Estimated Amortization Expense
Period ending May 31	Amortization expense
2023	$2,760,402
2024	$752,870

Year ending August 31,	Amortization expense
2022	$2,721,267
2023	$1,277,538